Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 121,625
Net increase in plan interest in Master Trust for Norfolk Southern Corporation common	53,624
Dividends	12,753
Interest	1,515
Total investment income	189,517
Interest on notes receivable from participants	2,184
Contributions
Employee contributions	54,184
Employer contributions	3,618
Total contributions	57,802
Total additions	249,503
Deductions from net assets attributed to:
Benefits paid	77,382
Administrative expenses	1,193
Total deductions	78,575
Net increase before transfers	170,928
Assets transferred in from Thrift and Investment Plan of Norfolk Southern Corporation and Participating Subsidiary Companies	115
Assets transferred out to Brotherhood of Locomotive Engineers 401(k) Savings Plan for Employees of Norfolk Southern Carriers	(2,147)
Assets transferred out to Thrift and Investment Plan of Norfolk Southern Corporation and Participating Subsidiary Companies	(79)
Total transfers	(2,111)
Net increase in net assets available for benefits	168,817
Beginning of year	1,048,016
End of year	$ 1,216,833